Penn Series Funds, Inc.

Small Cap Value Fund

Supplement dated June 7, 2013

to the Prospectus and Statement of Additional Information (the “SAI”)

dated May 1, 2013, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI

Effective immediately, J. Kelly Flynn no longer serves as a portfolio manager of the Small Cap Value Fund. Accordingly, all references to Mr. Flynn in the Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PM6176